Annual Operating Expenses - FidelityLimitedTermMunicipalIncomeFund-AMCIZPRO - FidelityLimitedTermMunicipalIncomeFund-AMCIZPRO - Fidelity Limited Term Municipal Income Fund	Mar. 01, 2023
Fidelity Advisor Limited Term Municipal Income Fund - Class A
Operating Expenses:
Management fee	0.35%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.20%
Total annual operating expenses	0.80%
Fee waiver and/or expense reimbursement	0.14%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.66%
Fidelity Advisor Limited Term Municipal Income Fund - Class C
Operating Expenses:
Management fee	0.35%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.15%
Total annual operating expenses	1.50%
Fee waiver and/or expense reimbursement	0.12%
Total annual operating expenses after fee waiver and/or expense reimbursement	1.38%
Fidelity Advisor Limited Term Municipal Income Fund - Class M
Operating Expenses:
Management fee	0.35%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.12%
Total annual operating expenses	0.72%
Fee waiver and/or expense reimbursement	0.07%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.65%
Fidelity Advisor Limited Term Municipal Income Fund - Class I
Operating Expenses:
Management fee	0.35%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.20%
Total annual operating expenses	0.55%
Fee waiver and/or expense reimbursement	0.18%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.37%
Fidelity Advisor Limited Term Municipal Income Fund - Class Z
Operating Expenses:
Management fee	0.35%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.08%
Total annual operating expenses	0.43%
Fee waiver and/or expense reimbursement	0.12%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.31%